Nature of Business and Continuance of Operations	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business and Continuance of Operations
1.	Nature of Business and Continuance of Operations

Pharmagreen Biotech Inc. (“the Company”) was incorporated under the laws of the State of Nevada, U.S. on November 26, 2007, under the name Azure International, Inc. On October 30, 2008, and effective as of the same date, the Company filed Articles of Merger (“Articles”) with the Secretary of State of the State of Nevada, to effect a merger by and between Air Transport Group Holdings, Inc., a Nevada corporation and Azure International, Inc. As a result of the merger, the Company changed its name to Air Transport Group Holdings, Inc. The Company was previously in the business of providing technical advisory and appraisals to the aircraft and aviation business as well as providing sourcing for aircraft leases and parts. Pursuant to a Share Exchange Agreement with WFS Pharmagreen Inc. (“WFS”) on May 2, 2019, the Company changed its name to Pharmagreen Biotech Inc. and changed its principal business to the construction of a biotech complex in Deroche, British Columbia, Canada, for the purpose of producing a variety of starter plantlets for the Canadian and international high CBD hemp and medical cannabis industries through the application of the proprietary plant tissue culture in vitro process called “Chibafreen”. This proprietary process will produce plantlets that will be genetically identical and free of pests and disease free with consistent and certifiable constituent properties.

Going Concern

These condensed interim consolidated financial statements have been prepared on the going concern basis, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. As at December 31, 2018, the Company has a working capital deficit of $1,755,728 and an accumulated deficit of $4,354,882. These factors raise substantial doubt upon the Company’s ability to continue as a going concern. These condensed interim consolidated financial statements do not reflect any adjustments that may be necessary if the Company is unable to continue as a going concern.

1.	Nature of Business and Continuance of Operations

Pharmagreen Biotech Inc. (“the Company”) was incorporated under the laws of the State of Nevada, U.S. on November 26, 2007, under the name Azure International, Inc. On October 30, 2008, and effective as of the same date, the Company filed Articles of Merger (“Articles”) with the Secretary of State of the State of Nevada, to effect a merger by and between Air Transport Group Holdings, Inc., a Nevada corporation and Azure International, Inc. As a result of the merger, the Company changed its name to Air Transport Group Holdings, Inc. The Company was previously in the business of providing technical advisory and appraisals to the aircraft and aviation business as well as providing sourcing for aircraft leases and parts. Pursuant to a Share Exchange Agreement with WFS Pharmagreen Inc. (“WFS”) on May 2, 2019 (refer to Note 3), the Company changed its name to Pharmagreen Biotech Inc. and changed its principal business to the construction of a biotech complex in Deroche, British Columbia, Canada, for the purpose of producing a variety of strains of cannabis for the recreational and medical marijuana industries in Canada through the application of the proprietary plant tissue culture in vitro process called “Chibafreen”. This proprietary process will produce plantlets that will be genetically identical and free of pests and disease free with consistent and certifiable constituent properties.

Going Concern

These consolidated financial statements have been prepared on the going concern basis, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. As at September 30, 2018, the Company has a working capital deficit of $1,638,078 and an accumulated deficit of $3,961,939. These factors raise substantial doubt upon the Company’s ability to continue as a going concern. These consolidated financial statements do not reflect any adjustments that may be necessary if the Company is unable to continue as a going concern.